Taxes	12 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
TAXES

Note 10 — TAXES

(a) Corporate Income Taxes (“CIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of Cayman Islands. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under Hong Kong tax laws, Shanghai Golden Sun and Hong Kong Golden Sun are subject to a statutory income tax rate at 16.5% if revenue is generated in Hong Kong and they are exempted from income tax on their foreign-derived income. There are no withholding taxes in Hong Kong on remittance of dividends. No Hong Kong profit tax has been provided as there were no assessable profits earned or derived from Hong Kong during the years presented.

PRC

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis. According to the Law on the Promotion of Private Education (“2016 Private Education Law”) effective as of September 1, 2017, private schools may enjoy preferential tax treatment, and will be entitled to similar tax benefits as public schools. Yangfushan Tutorial, qualified as “small-scaled minimal profit enterprise”, is entitled to preferential rate of 10% for the year ended September 30, 2020. It was not qualified as “small-scaled minimal profit enterprise” for the year ended September 30, 2021 and 2022, thus was subject to statutory 25% income tax rate for year ended September 30, 2021 and 2022. The rest of the Company’s subsidiaries are subject to statutory 25% income tax rate.

The PRC tax system is subject to substantial uncertainties. There can be no assurance that changes in PRC tax laws or their interpretation or their application will not subject the Company’s PRC entities to substantial PRC taxes in the future.

i)	The components of the income tax provision are as follows:

	For the year ended September 30,
	2022	2021	2020

Current income tax	$354,529	$638,228	$171,377
Deferred income tax	-	21,630	12,649
Total provision for income taxes	$354,529	$659,858	$184,026

ii)	The following table reconciles PRC statutory rates to the Company’s effective tax rate:

	For the year ended September 30,
	2022	2021	2020
Income (benefit) expense computed based on PRC statutory rate	$(440,955)	$491,555	$9,615
Tax effect of different tax rates in other jurisdictions	8,384	-	-
Tax effect of unrecognized loss	352,703	-	-
Change in valuation allowance	409,099	100,244	236,503
Non-deductible items and others*	25,298	68,059	(62,092)
Income tax expense	$354,529	$659,858	$184,026

*	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.

iii)	The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	September 30, 2022	September 30, 2021
Deferred tax assets:
Net operating loss carry-forward	$752,944	$439,597
Allowance of doubtful accounts	23,022	-
Valuation allowance	(775,966)	(439,597)
Total deferred tax assets	$-	$-

ⅳ)	The following table summarizes deferred tax assets valuation allowance movement:

	September 30, 2022	September 30, 2021

Beginning balance	$439,597	$321,371
Change to tax expense in current year	409,099	100,244
Foreign currency translation adjustments	(72,730)	17,982
Ending balance	$775,966	$439,597

As of September 30, 2022, the net operating losses carried forward was $3,011,775, which will expire on various dates from May 31, 2023 to May 31, 2027. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management believes that it is more likely than not that the results of future operations will not generate sufficient taxable income to realize the deferred tax assets as of September 30, 2022 and 2021.

(b) Taxes payable

Taxes payable consist of the following:

	September 30, 2022	September 30, 2021

Income tax payable	$2,573,830	$2,475,474
Value-added tax payable	1,135,342	1,107,490
Other taxes payable	136,131	144,094
Total taxes payable	$3,845,303	$3,727,058

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the years ended December 31, 2022, 2021 and 2020 is as follows:

	For the year ended September 30,
	2022	2021	2020
Balance at beginning of year*	$2,475,474	$1,679,119	$1,433,461
Increase related to current year tax positions	293,960	700,984	170,070
Settlement	-	-	-
Foreign exchange translation effect	(195,604)	95,371	75,588
Balance at end of year	$2,573,830	$2,475,474	$1,679,119

*	The beginning balance for the year ended September 30, 2021 and 2020 is updated to disclose uncertain tax positions that were included in income tax payable.

The unrecognized tax benefits represent the estimated income tax expenses the Company would be required to pay should its revenue for tax purposes be recognized in accordance with current PRC tax laws and regulations. $2,573,830 and $2,475,474 of unrecognized tax benefits as of September 30, 2022 and 2021 were included in income taxes payable. Unrecognized tax benefits if recognized, would affect the effective tax rate. According to PRC taxation regulation, if tax has not been fully paid, tax authorities may impose tax and late payment penalties within three years. In practice, since all of the taxes owed are local taxes, the local tax authority is typically more flexible and willing to provide incentives or settlements with local small and medium-size businesses to relieve their burden and to stimulate the local economy. There was no interest and penalty accrued as of September 30, 2022 and 2021 since it is impossible to estimate the amount of the penalty and interest at this point, and the Company believe that the probability of them being charged interest and penalty is remote as the local authority is often more willing to settle. The Group is currently unable to provide an estimate of a range of total amount of unrecognized tax benefits that is reasonably possible to change significantly within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. As of September 30, 2022, the tax years ended December 31, 2017 through December 31, 2022 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.